PRINCIPAL ACCOUNTING POLICIES - RSUs activities (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted average grant date fair value
Unrecognized compensation cost	$ 611
Weighted average vesting period	2 years 4 months 24 days
Restricted stock units (RSUs)
Number of Shares
Unvested at beginning year (in shares)	301,502	553,688	751,506
Granted (in shares)	651,042
Vested (in shares)	(141,002)	(192,072)	(197,250)
Forfeited (in shares)	(60,000)	(60,114)	(568)
Unvested at end of year (in shares)	751,542	301,502	553,688
Weighted average grant date fair value
Unvested at beginning of year (in dollars per share)	$ 26.08	$ 27.9	$ 28.59
Granted (in dollars per share)	58.18
Vested (in dollars per share)	27.23	29.44	30.51
Forfeited (in dollars per share)	26.19	32.1	29.03
Unvested at end of year (in dollars per share)	$ 44.1	$ 26.08	$ 27.9
Unrecognized compensation cost	$ 18
Weighted average vesting period	2 years 2 months 12 days